Plant and equipment (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Net book value:
Plant and equipment	$ 19,654,388	$ 8,386,478
Cost
Cost:
Beginning balance	13,799,759	10,332,963
Additions	15,010,927	4,361,871
Disposals	(449,954)	(896,287)
Foreign exchange translation difference	(19,045)	(1,212)
Ending balance	28,341,687	13,799,759
Amortization:
Foreign exchange translation difference	(19,045)	(1,212)
Amortization
Cost:
Foreign exchange translation difference	(18,442)	1,478
Amortization:
Beginning balance	5,413,281	1,969,989
Additions	3,382,712	3,480,055
Disposals	(90,252)	(38,241)
Foreign exchange translation difference	(18,442)	1,478
Ending balance	8,687,299	5,413,281
Furniture and equipment
Net book value:
Plant and equipment	1,221,231	519,364
Furniture and equipment | Cost
Cost:
Beginning balance	927,430	477,823
Additions	881,292	448,918
Foreign exchange translation difference	(12,848)	(689)
Ending balance	1,795,874	927,430
Amortization:
Foreign exchange translation difference	(12,848)	(689)
Furniture and equipment | Amortization
Cost:
Foreign exchange translation difference	(12,247)	985
Amortization:
Beginning balance	408,066	309,321
Additions	178,824	97,760
Foreign exchange translation difference	(12,247)	985
Ending balance	574,643	408,066
Computer hardware and software
Net book value:
Plant and equipment	646,332	555,671
Computer hardware and software | Cost
Cost:
Beginning balance	1,003,575	421,198
Additions	373,760	584,307
Disposals		(1,971)
Foreign exchange translation difference	(476)	(41)
Ending balance	1,376,859	1,003,575
Amortization:
Foreign exchange translation difference	(476)	(41)
Computer hardware and software | Amortization
Cost:
Foreign exchange translation difference	(476)	38
Amortization:
Beginning balance	447,904	198,331
Additions	283,099	249,754
Disposals		(219)
Foreign exchange translation difference	(476)	38
Ending balance	730,527	447,904
Vehicles
Net book value:
Plant and equipment	2,446,315	1,709,578
Vehicles | Cost
Cost:
Beginning balance	2,306,849	1,384,597
Additions	1,643,445	1,816,568
Disposals	(393,669)	(894,316)
Foreign exchange translation difference	0	0
Ending balance	3,556,625	2,306,849
Amortization:
Foreign exchange translation difference	0	0
Vehicles | Amortization
Cost:
Foreign exchange translation difference	0	0
Amortization:
Beginning balance	597,271	294,672
Additions	603,291	340,621
Disposals	(90,252)	(38,022)
Foreign exchange translation difference	0	0
Ending balance	1,110,310	597,271
Leasehold Improvements
Net book value:
Plant and equipment	8,440,532	1,170,360
Leasehold Improvements | Cost
Cost:
Beginning balance	1,560,676	435,376
Additions	7,549,364	1,124,818
Disposals	0	0
Foreign exchange translation difference	(5,721)	(482)
Ending balance	9,104,319	1,560,676
Amortization:
Foreign exchange translation difference	(5,721)	(482)
Leasehold Improvements | Amortization
Cost:
Foreign exchange translation difference	(5,719)	455
Amortization:
Beginning balance	390,316	273,756
Additions	279,190	116,105
Disposals	0	0
Foreign exchange translation difference	(5,719)	455
Ending balance	663,787	390,316
Production tooling and molds
Net book value:
Plant and equipment	6,899,978	4,431,505
Production tooling and molds | Cost
Cost:
Beginning balance	8,001,229	7,613,969
Additions	4,563,066	387,260
Disposals	(56,285)	0
Foreign exchange translation difference	0	0
Ending balance	12,508,010	8,001,229
Amortization:
Foreign exchange translation difference	0	0
Production tooling and molds | Amortization
Cost:
Foreign exchange translation difference	0	0
Amortization:
Beginning balance	3,569,724	893,909
Additions	2,038,308	2,675,815
Disposals	0	0
Foreign exchange translation difference	0	0
Ending balance	$ 5,608,032	$ 3,569,724